Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-16601
Entity Registrant Name	Frontline plc
Entity Incorporation, State or Country Code	G4
Entity Address, Address Line One	8, John Kennedy Street
Entity Address, Address Line Two	Iris House
Entity Address, Address Line Three	Off. 740B
Entity Address, Postal Zip Code	3106
Entity Address, City or Town	Limassol
Entity Address, Country	CY
Title of 12(b) Security	Ordinary Shares, Nominal Value $1.00 Per Share
Trading Symbol	FRO
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	222,622,889
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0000913290
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	8, John Kennedy Street
Entity Address, Address Line Two	Iris House
Entity Address, Address Line Three	Off. 740B
Entity Address, Postal Zip Code	3106
Entity Address, City or Town	Limassol
Entity Address, Country	CY
Contact Personnel Name	Marios Saveriades
City Area Code	357
Local Phone Number	25 588767
Contact Personnel Fax Number	357 25 591900